Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Mar. 31, 2024		Jun. 30, 2023		Jun. 30, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepayments	$ 421	[1]	$ 686	[1],[2]	$ 58	[2]
GST recoverable	187		191		203
Total other assets	$ 7,014		$ 877		$ 261

[1]	Prepayments consist of prepaid clinical trial insurances, prepaid R&D expenditure relating to PsiGAD and IHL-675A clinical trials and scientific, marketing, and adverting subscription services.
[2]	Prepayments consist of prepaid clinical trial insurances, prepaid R&D expenditure relating to PsiGAD and IHL-675A clinical trials and scientific, marketing, and adverting subscription services.